Label	Element	Value
Developing Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED MARCH 20, 2020

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS D, CLASS I AND CLASS P SHARES

DATED MAY 1, 2019

This supplement revises the Pacific Select Fund Class D, Class I and Class P Shares prospectus dated May 1, 2019, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. This supplement applies to the Developing Growth Portfolio (the “Fund”) only. The changes within this supplement are effective May 1, 2020. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Pursuant to approval by the Board of Trustees of Pacific Select Fund, including a majority of the independent trustees, at a meeting held on March 18, 2020, MFS Investment Management (“MFS”) will become the sub-adviser of the Developing Growth Portfolio effective May 1, 2020, replacing Lord, Abbett & Co. LLC (“Lord Abbett”). In addition, the Board of Trustees approved a name change for the Fund from Developing Growth Portfolio to Small-Cap Growth Portfolio effective May 1, 2020.

In order to facilitate these changes, a portion of the Fund’s holdings may be sold, and new investments purchased in accordance with recommendations by MFS. Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, may begin this transitioning prior to May 1, 2020. In connection with the sub-adviser change, certain principal investment strategies of the Fund will change as described below.

Effective May 1, 2020, all references and information regarding Lord Abbett will be deleted, and all references to “Developing Growth Portfolio” will be replaced with “Small-Cap Growth Portfolio (formerly named Developing Growth Portfolio).”

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	Developing Growth Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The disclosure in the Principal Investment Strategies subsection will be deleted in its entirety and replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in small-capitalization equity securities. The sub-adviser generally considers a company to be a small-capitalization company if the company has a market capitalization within the range of the Fund’s current benchmark index, the Russell 2000 Growth Index. As of December 31, 2018, the market capitalization range of the Russell 2000 Growth Index was approximately $34.7 million to $6.3 billion. As of December 31, 2018, the weighted average market capitalization of the Fund was approximately $3.6 billion.

The sub-adviser focuses on investing the Fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

The Fund may invest in equity securities of foreign companies.

Sector allocations are determined based on the sub-adviser’s assessment of investment opportunities and/or market conditions.

The sub-adviser uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. The sub-adviser may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate issuers may also be considered.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In the Principal Risks subsection, Emerging Markets Risk will be deleted, and the following risk will be added alphabetically:

·         Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the Performance subsection, the second paragraph will be deleted and replaced with the following:

MFS Investment Management began managing the Fund on May 1, 2020 and some investment policies changed at that time. Other firms managed the Fund before that date.